            As filed with the U.S. Securities and Exchange Commission

                              on December 30, 1996

                        Securities Act File No. 333-15419
                    Investment Company Act File No. 811-07901

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [x]

                        Pre-Effective Amendment No.2                       [x]

                       Post-Effective Amendment No.__                      [ ]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940                                 [x]

                               Amendment No.2                              [x]
                        (Check appropriate box or boxes)

                   Warburg, Pincus Health Sciences Fund, Inc.
                     .......................................
               (Exact Name of Registrant as Specified in Charter)

    466 Lexington Avenue
    New York, New York                                             10017-3147
     .......................................................................
(Address of Principal Executive Offices)                           (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600

                               Mr. Eugene P. Grace
                   Warburg, Pincus Health Sciences Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     ......................................
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               One Citicorp Center
                              153 East 53rd Street
                          New York, New York 10022-4677

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                               Proposed Maximum
                                         Proposed Maximum         Aggregate
Title of Securities    Amount Being     Offering Price per     Offering Price        Amount of
Being Registered        Registered            Unit            Registration Fee     Registered Fee
-------------------   --------------    ------------------    -----------------    --------------
Shares of common
stock, $.001 par value
per share                Indefinite*       Indefinite*           Indefinite*            $0


------------------------

* An indefinite number of shares of common stock of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act").

          The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                   WARBURG, PINCUS HEALTH SCIENCES FUND, INC.

                                    FORM N-1A

                              CROSS REFERENCE SHEET


Part A
Item No.                                                    Prospectus Heading
--------                                                    ------------------

1. Cover Page.............................................. Cover Page

2. Synopsis................................................ The Fund's Expenses

3. Condensed Financial Information......................... Not applicable

4. General Description of
    Registrant............................................. Cover Page;
                                                            Investment Objective
                                                            and Policies; Risk
                                                            Factors and Special
                                                            Considerations and
                                                            Certain Investment
                                                            Strategies;
                                                            Investment
                                                            Guidelines; General
                                                            Information

5. Management of the Fund.................................. Management of the
                                                            Fund

6. Capital Stock and Other
   Securities.............................................. General Information

7. Purchase of Securities Being
   Offered................................................. How to Open an
                                                            Account; How to
                                                            Purchase Shares;
                                                            Management of the
                                                            Fund; Net Asset
                                                            Value

8. Redemption or Repurchase................................ How to Redeem and
                                                            Exchange Shares

9. Pending Legal Proceedings............................... Not applicable

Part B                                                Heading in Statement
Item No.                                              of Additional Information
--------                                              -------------------------

10. Cover Page............................................. Cover Page

11. Table of Contents...................................... Contents

12. General Information and History........................ Management of the
                                                            Fund

13. Investment Objectives
    and Policies........................................... Investment
                                                            Objective;
                                                            Investment Policies

14. Management of the Registrant........................... Management of the
                                                            Fund

15. Control Persons and Principal
    Holders of Securities.................................. Management of the
                                                            Fund; See
                                                            Prospectus--
                                                            "Management of the
                                                            Fund"

16. Investment Advisory and
    Other Services......................................... Management of the
                                                            Fund; See
                                                            Prospectus--
                                                            "Management of the
                                                            Fund"

17. Brokerage Allocation
    and Other Practices.................................... Investment Policies
                                                            -- Portfolio
                                                            Transactions; See
                                                            Prospectus--
                                                            "Portfolio
                                                            Transactions and
                                                            Turnover Rate"

18. Capital Stock and Other
    Securities............................................. Management of the
                                                            Fund--Organization
                                                            of the Fund; See
                                                            Prospectus-"General
                                                            Information"

19. Purchase, Redemption and Pricing
    of Securities Being Offered............................ Additional Purchase
                                                            and Redemption
                                                            Information; See
                                                            Prospectus-"How to
                                                            Open an Account,"
                                                            "How to Purchase
                                                            Shares," "How to
                                                            Redeem and Exchange
                                                            Shares," "Net Asset
                                                            Value"

Part B                                                Heading in Statement
Item No.                                              of Additional Information
--------                                              -------------------------

20. Tax Status............................................. Additional
                                                            Information
                                                            Concerning Taxes;
                                                            See Prospectus
                                                            --"Dividends,
                                                            Distributions and
                                                            Taxes"

21. Underwriters........................................... Investment Policies
                                                            --Portfolio
                                                            Transactions; See
                                                            Prospectus--
                                                            "Management of the
                                                            Fund"

22. Calculation of Performance Data........................ Determination of
                                                            Performance

23. Financial Statements................................... Statements of Assets
                                                            and Liabilities;
                                                            Report of Coopers
                                                            and Lybrand, L.L.P.,
                                                            Independent
                                                            Accountants

Part C

Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

The Common Share Prospectus is incorporated by reference in its entirety to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed on December 17, 1996.



The Statement of Additional Information is incorporated by reference in its entirety, except for the Statement of Assets and Liabilities, to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed on December 17, 1996.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Warburg, Pincus Health Sciences Fund, Inc.

We have audited the accompanying Statement of Assets and Liabilities of Warburg, Pincus Health Sciences Fund, Inc. (the "Fund") as of December 12, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Warburg, Pincus Health Sciences Fund, Inc. as of December 12, 1996 in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.
COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 16, 1996

                  WARBURG, PINCUS HEALTH SCIENCES FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                            as of December 12, 1996












 Assets:

 Cash                                                           $100,000

 Deferred Organizational Costs                                    20,514

 Deferred Offering Costs                                          94,610
                                                                 -------
 Total Assets                                                    215,124
                                                                 -------

 Liabilities:

 Accrued Organizational Costs                                     20,514

 Accrued Offering Costs                                           94,610
                                                                 -------
 Total Liabilities                                               115,124
                                                                 -------

 Net Assets                                                      100,000
                                                                 =======

 Net Asset Value, Redemption and Offering Price Per
 Share (three billion shares authorized, consisting of 1
 billion Common Shares and 1 billion  Advisor Shares -
 $.001 per share designated) applicable to
 10,000 Common Shares.                                            $10.00
                                                                  ======





   The accompanying notes are an integral part of this financial statement.

                  WARBURG, PINCUS HEALTH SCIENCES FUND, INC.
                         Notes to Financial Statement
                               December 12, 1996

1.   Organization:

Warburg, Pincus Health Sciences Fund, Inc. (the "Fund") was incorporated on October 31, 1996 under the laws of the State of Maryland. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's charter authorizes its Board of Directors to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are designated Common Shares and one billion are designated Advisor Shares. Common Shares bear fees of .25% of average daily net asset value pursuant to a 12b-1 distribution plan. Advisor Shares bear fees not to exceed .75% of average daily net asset value pursuant to a 12b-1 distribution plan. The assets of each class are segregated, and a shareholder's interest is limited to the class in which shares are held. The Fund has not commenced operations except those related to organizational matters and the sale of 10,000 Common Shares (the "Initial Shares") to Warburg, Pincus Counsellors, Inc., the Fund's investment adviser (the "Adviser"), on December 12, 1996.

2.   Organizational Costs, Offering Costs and Transactions with Affiliates:

Organizational costs have been capitalized  by the Fund and are  being
amortized over sixty months commencing with operations.   In the event any of
the  Initial Shares of the Fund  are redeemed  by any holder thereof  during
the  period that the  Fund is  amortizing   its organizational  costs,  the
redemption   proceeds payable to  the holder  thereof by   the Fund  will be
reduced by   unamortized organizational  costs  in the  same   ratio  as the
number  of Initial   Shares being redeemed bears to  the number  of Initial
Shares outstanding at the time of redemption. Offering costs, including initial registration costs, have been deferred and will be charged to expense during the fund's first year of operation.

Certain officers and a director of the Fund are also officers and a director of the Adviser. These officers and director are paid no fees by the Fund for serving as an officer or director of the Fund.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

     (a)  Financial Statements --
          (1) Financial Statements included in Part B
              (a)  Report of Coopers & Lybrand L.L.P., Independent Accountants
              (b)  Statement of Net Assets and Liabilities

     (b)  Exhibits:

Exhibit No.                    Description of Exhibit
-----------                    ----------------------
      1          Articles of Incorporation.*

      2          By-Laws.*

      3          Not applicable.

      4          Registrant's Forms of Stock Certificates.**

      5          Investment Advisory Agreement.**

      6          Distribution Agreement.**

      7          Not applicable.

   8(a)          Custodian Agreement with PNC Bank, National Association.**
    (b)          Custodian Agreement with Fiduciary Trust International.**

   9(a)          Transfer Agency and Service Agreement.**

    (b)          Co-Administration Agreement with Counsellors Funds
                 Service, Inc.**

    (c)          Co-Administration Agreement with PFPC Inc.**


--------


* Incorporated by reference to the corresponding exhibit in the Fund's Registration Statement on Form N-1A filed on November 1, 1996 (Securities Act No. 333-15419).

** Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 17, 1996 (Securities Act File No. 333-15419).

  10(a)          Opinion of Willkie Farr & Gallagher, counsel to the Fund.**
    (b)          Consent of Willkie Farr & Gallagher, counsel to the Fund.
    (c)          Opinion and Consent of Venable, Baetjer and Howard, LLP,
                 Maryland counsel to the Fund.**

     11          Consent of Coopers & Lybrand L.L.P., Independent Accountants.

     12          Not applicable.

     13          Purchase Agreement.**

     14          Not applicable

  15(a)          Shareholder Servicing and Distribution Plan.**
    (b)          Distribution Plan.**

     16          Schedule for Computation of Total Return Performance
                 Quotation.***

     17          Financial Data Schedule.***

----------
***  To be filed by amendment.

Item 25. Persons Controlled by or Under Common Control
         with Registrant
         ---------------------------------------------

          All of the outstanding shares of common stock of Registrant on the date Registrant's Registration Statement becomes effective will be owned by Warburg, Pincus Counsellors, Inc. ("Warburg"), a corporation formed under New York law.

Item 26. Number of Holders of Securities
         -------------------------------

          It is anticipated that Warburg will hold all Registrant's shares of common stock, par value $.001 per share, on the date Registrant's Registration Statement becomes effective.

Item 27. Indemnification
         ---------------

          Registrant, officers and directors of Warburg, of Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. These policies provide insurance for any "Wrongful Act" of an officer, director or trustee. Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, director or trustee in connection with the operation of Registrant. Insurance coverage does not extend to (a) conflicts of interest or gain in fact any profit or advantage to which one is not legally entitled,
(b) intentional non-compliance with any statute or regulation or (c) commission of dishonest, fraudulent acts or omissions. Insofar as it related to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

          Under Article VIII of the Articles of Incorporation (the "Articles"), the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Director to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation Law.

          Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

          Article V of the By-Laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law, the 1993 Act and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office.

Item 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

          Warburg, a wholly owned subsidiary of Warburg, Pincus, Counsellors GP, acts as investment adviser to the Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 28 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 29. Principal Underwriter
         ---------------------

          (a) Counsellors Securities will act as distributor for Registrant, as well as for The RBB Fund, Inc., Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg, Pincus Global Post-Venture Capital Fund, Inc.; Warburg Pincus Growth & Income Fund, Inc.; Warburg Pincus Institutional Fund, Inc.; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan OTC Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg, Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Tax Free Fund; and Warburg Pincus Trust.

          (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934.

          (c) None.

Item 30. Location of Accounts and Records
         --------------------------------

         (1)  Warburg, Pincus Health Sciences Fund, Inc.
              466 Lexington Avenue
              New York, New York 10017-3147
              (Fund's Articles of Incorporation, By-Laws and minute books)

         (2)  Warburg, Pincus Counsellors, Inc.
              466 Lexington Avenue
              New York, New York 10017-3147
               (records relating to its functions as
              investment adviser)

         (3)  PFPC Inc.
              400 Bellevue Parkway
              Wilmington, Delaware  19809
              (records relating to its functions as
              Co-administrator)

         (4)  Counsellors Funds Service, Inc.
              466 Lexington Avenue
              New York, New York 10017-3147
              (records relating to its functions as Co-administrator)

         (5)  Fiduciary Trust Company International
              Two World Trade Center
              New York, New York  10048
              (records relating to its functions as custodian)

         (6)  State Street Bank and Trust Company
              225 Franklin Street
              Boston, Massachusetts  02110
              (records relating to its functions as transfer agent and dividend disbursing agent)

         (7)  Boston Financial Data Services, Inc.
              2 Heritage Drive
              North Quincy, Massachusetts 02171
              (records relating to its functions as transfer agent and dividend disbursing agent)

         (8)  PNC Bank, National Association
              Broad and Chestnut Streets
              Philadelphia, Pennsylvania 19101
              (records relating to its functions as custodian)

         (9)  Counsellors Securities Inc.
              466 Lexington Avenue
              New York, New York 10017-3147
              (records relating to its functions as distributor)

Item 31. Management Services
         -------------------

                  Not applicable.

Item 32. Undertakings.
         -------------

          (a) Registrant hereby undertakes to file a post-effective amendment, with financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

          (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the latest annual report to shareholders for the Fund, upon request and without charge.

          (c) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 30th day of December, 1996.

                                   WARBURG, PINCUS HEALTH SCIENCES
                                   FUND, INC.

                                   By:/s/ Arnold M. Reichman
                                      ----------------------
                                      Arnold M. Reichman
                                      President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                    Title                            Date
---------                    -----                            ----

/s/John L. Furth             Chief Executive Officer and      December 30, 1996
------------------------     Director
John L. Furth

/s/Arnold M. Reichman        President and                    December 30, 1996
------------------------     Director
Arnold M. Reichman

/s/Howard Conroy             Vice President and Chief         December 30, 1996
------------------------     Financial Officer
Howard Conroy

/s/Daniel S. Madden          Treasurer and Chief Accounting   December 30, 1996
-------------------------    Officer
Daniel S. Madden

/s/Richard N. Cooper         Director                         December 30, 1996
-------------------------
Richard N. Cooper

/s/Donald J. Donahue         Director                         December 30, 1996
-------------------------
Donald J. Donahue

/s/Jack W. Fritz             Director                         December 30, 1996
--------------------------
Jack W. Fritz

/s/Thomas A. Melfe           Director                         December 30, 1996
--------------------------
Thomas A. Melfe

/s/Alexander B. Trowbridge   Director                          December 30, 1996
--------------------------
Alexander B. Trowbridge

                                INDEX TO EXHIBITS


Exhibit No.                    Description of Exhibit
-----------                    ----------------------

  10(b)         Consent of Willkie Farr & Gallagher, Counsel to the Fund

  11            Consent of Cooper & Lybrand, L.L.P., Independent Accountants